Selling, office and administrative expenses	12 Months Ended
Dec. 31, 2019
Selling office and administrative expenses [abstract]
Disclosure of selling office and administrative expenses
16.	Selling, office and administrative expenses

	2019	2018	2017
	€	€	€
Professional service expenses	26,239	14,929	13,134
Travel expenses	8,174	6,999	6,390
Marketing expenses	11,859	10,222	7,587
Lease payments recognized as an operating lease expense	1,072	1,275	—
Others	21,333	18,618	27,599

	68,677	52,043	54,710